Borrowings - Notes to borrowings - Narrative (Details) - USD ($) $ in Thousands	Nov. 12, 2021	Oct. 28, 2021	May 26, 2020	May 20, 2020	Dec. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Jul. 29, 2022	Nov. 04, 2021
Borrowings
Borrowings					$ 1,095,218	$ 1,158,071		$ 1,333,237
Treasury shares					3,918	4,094		$ 4,322	$ 4,600
ACI
Borrowings
Borrowings	$ 8,500
Interest payment account							$ 14,600
Aeropuertos Argentina 2000 S.A.("AA2000")
Borrowings
Borrowings										$ 10,000
Notes [Member]
Borrowings
Borrowings					774,800	860,100
Senior secured guarantee notes, fixed 6.875%, matures in 2034 | ACI
Borrowings
Borrowings					$ 232,000	$ 237,200
Interest rate					6.875%	6.875%
Nominal value					$ 246,200	$ 246,200
Senior secured guarantee notes, fixed 8.500%, matures in 2031 | Aeropuertos Argentina 2000 SA
Borrowings
Borrowings					$ 209,500	$ 209,100
Interest rate					8.50%	8.50%
Nominal value					$ 208,900	$ 208,900
New notes, interest rate 6.875% | ACI Airport Sudamerica S.A.U.
Borrowings
Borrowings	$ 246,200
Cash interest rate	6.875%
6.875% Cash/7.875% PIK Senior Secured Guaranteed Notes due 2032 | ACI Airport Sudamerica S.A.U.
Borrowings
Borrowings			$ 180,900
Cash interest rate			6.875%
PIK interest rate			7.875%
Repurchase and exchange as a percentage of total original principal amount			93.60%
Series 2021 notes, interest rate 8.5% | Aeropuertos Argentina 2000 S.A.("AA2000")
Borrowings
Borrowings		$ 208,900
Interest rate		8.50%
Series 2015 Notes | ACI Airport Sudamerica S.A.U.
Borrowings
Repurchase and exchange as a percentage of total original principal amount	40.62%
Series 2017 Notes | Aeropuertos Argentina 2000 S.A.("AA2000")
Borrowings
Repurchase and exchange as a percentage of total original principal amount		24.61%
Series 2020 Notes | ACI Airport Sudamerica S.A.U.
Borrowings
Money offering in private transaction	$ 52,900
Repurchase and exchange as a percentage of total original principal amount	96.43%
Series 2020 Notes | Aeropuertos Argentina 2000 S.A.("AA2000")
Borrowings
Repurchase and exchange as a percentage of total original principal amount		66.83%
Series 2021 Notes | Aeropuertos Argentina 2000 S.A.("AA2000")
Borrowings
Nominal value											$ 64,000
Class 4 Notes, fixed 9.500%, matures in 2028 | Aeropuertos Argentina 2000 SA
Borrowings
Borrowings					$ 50,700	$ 61,400
Interest rate					9.50%	9.50%
Nominal value					$ 62,000	$ 62,000
Class 4 Notes, fixed 9.500%, matures in 2028 | Aeropuertos Argentina 2000 S.A.("AA2000")
Borrowings
Borrowings											62,000
Total of first priority lien and second priority lien											$ 235,000
Class 6 Notes, fixed 2.000%, matures in 2025
Borrowings
Treasury shares						7,300
Class 6 Notes, fixed 2.000%, matures in 2025 | Aeropuertos Argentina 2000 SA
Borrowings
Borrowings						$ 27,200
Interest rate						2.00%
Nominal value						$ 36,000
Class 9 Notes, Fixed 0.000 Percent, Matures in 2026
Borrowings
Treasury shares						7,100
Class 9 Notes, Fixed 0.000 Percent, Matures in 2026 | Aeropuertos Argentina 2000 SA
Borrowings
Borrowings					$ 22,900	$ 23,100
Interest rate					0.00%	0.00%
Nominal value					$ 30,000	$ 30,000
Class 10 Notes, Fixed 0.000 Percent, Matures in 2025
Borrowings
Treasury shares					2,200	4,700
Class 10 Notes, Fixed 0.000 Percent, Matures in 2025 | Aeropuertos Argentina 2000 SA
Borrowings
Borrowings						$ 18,500
Interest rate						0.00%
Nominal value						$ 25,000
Class 11 Notes, Fixed 5.500 Percent, Matures in December 2026 | Aeropuertos Argentina 2000 SA
Borrowings
Borrowings					$ 28,700	$ 28,600
Interest rate					5.50%	5.50%
Nominal value					$ 28,800	$ 28,800
6.875% Cash/9.375% PIK Class I Series 2020 Additional Senior Secured Notes due 2027 | Aeropuertos Argentina 2000 S.A.("AA2000")
Borrowings
Borrowings				$ 306,000
Cash interest rate				6.875%
PIK interest rate				9.375%
Repurchase and exchange as a percentage of total original principal amount				86.73%